CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Cash flows from operating activities:
Net profit (loss)	$ (2,120)	$ 67	$ 215
Income and expenses not involving operating cash flows:
Depreciation and amortization	3,512	3,412	7,134
Capital loss from sale of property and equipment	16	50	51
Change in employee benefit liabilities, net	69	56	90
Financial income, net	(2,432)	(1,925)	(7,443)
Valuation loss (gain) of short-term investments	(723)	589	769
Cost of share-based payments	776	972	1,757
Taxes on income	706	252	1,097
Income and expenses not involving operating cash flows	1,924	3,406	3,455
Changes in operating assets and liabilities:
Increase in trade receivables, net	(1,413)	(73)	(641)
Increase in inventory	(411)	(1,503)	(2,544)
Decrease (increase) in prepaid expenses	(35)	68	(21)
Increase in other accounts receivable	(368)	(169)	(471)
Increase in trade payables	98	1,575	1,264
Decrease in deferred revenues	(30)	(201)	(246)
Increase (decrease) in other accounts payable	(460)	(367)	845
Changes in operating assets and liabilities	(2,619)	(670)	(1,814)
Cash paid and received:
Interest received	566	153	429
Interest paid	(709)	(394)	(1,010)
Income tax received	9	23	87
Income taxes paid	(344)	(864)	(1,435)
Cash paid and received	(478)	(1,082)	(1,929)
Net cash provided by (used in) operating activities	(3,293)	1,721	(73)
Cash flows from investing activities:
Purchase of property and equipment	(578)	(1,030)	(1,661)
Investment in intangible assets	(2,196)	(2,157)	(5,243)
Investment in long-term deposits	(9,783)		(5,705)
Proceeds from long-term deposits	5,900
Purchase of short-term investments	(963)	(4,056)	(5,588)
Proceeds from sale of short-term investments	1,022	10,449	11,764
Net cash provided by (used in) investing activities	(6,598)	3,206	(6,433)
Cash flows from financing activities:
Dividend paid to non-controlling interests	(376)		(130)
Payment of lease liabilities	(1,237)	(1,250)	(2,447)
Payment of liability to underwriter	(1,124)
Exercise of share options	20,298	239	1,961
Payment of long-term loans	(1,055)	(566)	(1,665)
Other	12
Net cash provided by (used in) financing activities	16,518	(1,577)	(2,281)
Effect of exchange rate changes on cash and cash equivalents	(675)	(1,779)	(1,575)
Increase (decrease) in cash and cash equivalents	5,952	1,571	(10,362)
Cash and cash equivalents at the beginning of the period	4,483	14,845	14,845
Cash and cash equivalents at the end of the period	10,435	16,416	4,483
Non-cash transactions:
Right-of-use asset recognized with corresponding lease liability	1,065	368	1,658
Liability derecognized and recorded in equity upon exercise of share options	$ 5,333	$ 163	$ 1,015